Investment Strategy - Touchstone Non-US Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities. A “Non-U.S. company” is defined as any company that is organized in or has substantial business activities outside the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed outside the U.S. or that have at least 50% of its assets outside the U.S.).The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on evaluation of six key characteristics: potential competitive advantages, end market growth, management quality, improvement, valuation, and balance sheet strength. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations.Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.The Fund invests in securities of any size, but generally focuses on larger, more established companies with market capitalizations over $4 billion. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2026, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds (“ETFs”) that invest in equity securities. A “Non-U.S. company” is defined as any company that is organized in or has substantial business activities outside the United States of America (i.e., securities of issuers that during the issuer’s most recent fiscal year derived at least 50% of its revenue or profits from goods produced or sold, investments made, or services performed outside the U.S. or that have at least 50% of its assets outside the U.S.).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s sub-adviser, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on evaluation of six key characteristics: potential competitive advantages, end market growth, management quality, improvement, valuation, and balance sheet strength. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations.Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company’s long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. In selecting investments for the Fund’s portfolio, Rockefeller assesses each company’s environmental, social, and governance profile, with an emphasis on ESG issues deemed material by Rockefeller to the risk and return profile of the company. Rockefeller performs this ESG evaluation of each company using proprietary quantitative methods when data is available and qualitative analysis when material.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.